Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2020
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners	Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$202,296	$24,424	$—	$—	$226,720
Policy loans	(54,789)	(5,221)	—	—	(60,010)
Policy loan repayments and interest	115,177	5,394	—	—	120,571
Surrenders, withdrawals and death benefits	(277,284)	(71,484)	—	—	(348,768)
Net transfers from/(to) other subaccounts or fixed rate option	(56,157)	(4,703)	—	(6,355)	(67,215)
Miscellaneous transactions	2,372	1,273	—	(2)	3,643
Administrative and other charges	(138,896)	(25,932)	—	(451)	(165,279)
	$(207,281)	$(76,249)	$—	$(6,808)	$(290,338)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$177,039	$27,081	$—	$—	$204,120
Policy loans	(74,651)	(6,966)	—	—	(81,617)
Policy loan repayments and interest	216,440	8,051	—	—	224,491
Surrenders, withdrawals and death benefits	(333,384)	(28,366)	—	(15,621)	(377,371)
Net transfers from/(to) other subaccounts or fixed rate option	(32,272)	(42,322)	—	—	(74,594)
Miscellaneous transactions	(161)	(27)	—	45	(143)
Administrative and other charges	(148,456)	(29,926)	—	(751)	(179,133)
	$(195,445)	$(72,475)	$—	$(16,327)	$(284,247)

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$198,409	$28,735	$—	$—	$227,144
Policy loans	(77,237)	(9,334)	—	—	(86,571)
Policy loan repayments and interest	102,532	22,839	—	—	125,371
Surrenders, withdrawals and death benefits	(250,123)	(74,487)	—	—	(324,610)
Net transfers from/(to) other subaccounts or fixed rate option	(85,925)	(46,787)	—	—	(132,712)
Miscellaneous transactions	(253)	(106)	—	—	(359)
Administrative and other charges	(151,478)	(30,941)	—	(736)	(183,155)
	$(264,075)	$(110,081)	$—	$(736)	$(374,892)